Spirit of America Energy Fund
Schedule of Investments
February 29, 2024 (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 22.36%
Exploration & Production 3.02%
Black Stone Minerals LP 430,499 $ 6,556,500
Gas Utilities 0.10%
Suburban Propane Partners LP 10,000 208,000
Midstream - Oil & Gas 18.39%
Cheniere Energy Partners LP 79,569 3,868,645
Delek Logistics Partners LP 2,000 87,400
Energy Transfer LP 715,700 10,477,847
Enterprise Products Partners LP 247,886 6,804,471
MPLX LP 174,147 6,694,211
Plains All American Pipeline LP 360,300 5,916,126
Western Midstream Partners LP 180,850 6,049,433
39,898,133
Oilfield Services & Equipment 0.07%
USA Compression Partners LP 6,284 156,911
Refining & Marketing 0.78%
Sunoco LP 27,555 1,691,326
Total Master Limited Partnerships — Partnership Shares
(Cost $28,419,130) 48,510,870
Common Stocks 77.20%
Diversified Industrials 0.38%
ITT, Inc. 6,550 826,217
Exploration & Production 10.46%
Antero Resources Corp.
(a)
16,500 424,050
APA Corp. 8,000 238,320
Canadian Natural Resources Ltd. 2,000 139,380
Chesapeake Energy Corp. 7,750 641,545
CNX Resources Corp.
(a)
17,500 366,625
ConocoPhillips 11,100 1,249,194
Coterra Energy, Inc. 54,000 1,392,120
Devon Energy Corp. 24,250 1,068,455
Diamondback Energy, Inc. 10,600 1,934,712
EOG Resources, Inc. 18,250 2,088,895
EQT Corp. 25,000 928,750
Hess Corp. 1,950 284,213
Marathon Oil Corp. 74,773 1,813,245
Matador Resources Co. 9,000 568,350
Murphy Oil Corp. 5,000 198,350
Occidental Petroleum Corp. 18,800 1,139,468

Spirit of America Energy Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Market Value
Ovintiv, Inc. 8,500 $ 419,985
Permian Resources Corp. 12,000 186,720
Pioneer Natural Resources Co. 26,450 6,220,776
Range Resources Corp. 11,000 347,820
Southwestern Energy Co.
(a)
15,000 104,550
Texas Pacific Land Corp. 125 196,928
Viper Energy Inc 19,700 711,958
22,664,409
Gas Utilities 0.15%
UGI Corp. 13,000 318,240
Integrated Electric Utilities 0.33%
Dominion Energy, Inc. 1,000 47,830
Duke Energy Corp. 1,750 160,703
PPL Corp. 20,250 533,992
742,525
Integrated Oils 9.96%
BP PLC  ADR 81,361 2,846,821
Chevron Corp. 77,630 11,800,536
Exxon Mobil Corp. 63,570 6,644,336
Shell PLC 2,000 125,660
Suncor Energy, Inc. 4,000 137,440
TotalEnergies SE  ADR 1,000 64,070
21,618,863
Midstream - Oil & Gas 31.25%
Antero Midstream Corp. 61,100 818,740
Cheniere Energy, Inc. 45,125 7,003,400
Enbridge, Inc. 197,627 6,802,321
EnLink Midstream LLC
(a)
25,000 308,250
Hess Midstream LP, Class A 232,337 7,920,368
Kinder Morgan, Inc. 367,494 6,390,721
Kinetik Holdings, Inc. 10,000 353,200
ONEOK, Inc. 210,367 15,802,769
Plains GP Holdings LP, Class A
(a)
71,000 1,221,200
Targa Resources Corp. 51,900 5,098,656
TC Energy Corp. 54,928 2,172,402
Williams Companies, Inc. (The) 386,032 13,873,990
67,766,017
Oilfield Services & Equipment 2.27%
Baker Hughes Co. 70,000 2,071,300
Halliburton Co. 24,500 859,215
Liberty Oilfield Services, Inc., Class A 7,000 149,660
Schlumberger Ltd. 31,100 1,503,063
TechnipFMC PLC 16,000 347,040
4,930,278

Spirit of America Energy Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Market Value
Power Generation 0.07%
NextEra Energy Partners LP 5,150 $ 141,471
Refining & Marketing 22.33%
Delek US Holdings, Inc. 1,000 25,510
HF Sinclair Corp. 19,676 1,092,018
Marathon Petroleum Corp. 93,875 15,886,466
PBF Energy, Inc., Class A 31,500 1,471,050
Phillips 66 117,486 16,742,930
Valero Energy Corp. 93,519 13,229,198
48,447,172
Total Common Stocks
(Cost $124,605,940) 167,455,192
Money Market Funds 0.24%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 5.22%
(b)
510,216 510,216
Total Money Market Funds
(Cost $510,216) 510,216
Total Investments — 99.80%
(Cost $153,535,286) 216,476,278
Other Assets in Excess of Liabilities  — 0.20% 433,658
NET ASSETS - 100.00% $ 216,909,936
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 29, 2024.
ADR — American Depositary Receipt